Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Transactions

NOTE 12 - Related Party Transactions

During the year ended December 31, 2020, the Company entered into the following transactions with related parties, not disclosed elsewhere in these financial statements:

i.	As at December 31, 2020, $156,648 (2019 - $389,127) was included in accounts payable and accrued liabilities owing to officers and directors of the Company in relation to management fees, professional fees and reimbursement of expenses.

ii.	The Company received $nil (2019 - $12,000) of rent from a company related by way of common officers.

Summary of key management personnel compensation:

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2020	2019
	$	$
Management fees*	2,437,062	1,389,747
Professional fees	266,407	265,456
Exploration and evaluation assets expenditures	277,845	255,977
Wages and salaries	57,530	45,172
Share-based compensation	2,053,092	1,889,776
	5,091,936	3,846,128
* includes termination benefits of $1,199,899.